Subsequent Events (Details) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended	0 Months Ended					0 Months Ended		0 Months Ended			0 Months Ended			0 Months Ended		0 Months Ended				0 Months Ended		0 Months Ended
	May 10, 2005	Dec. 31, 2010 USD ($)	Mar. 19, 2013 Issuance of Debt [Member] USD ($)	Mar. 19, 2013 Issuance of Debt [Member] Minimum [Member]	Mar. 19, 2013 Issuance of Debt [Member] Maximum [Member]	Dec. 31, 2012 Subsequent Event [Member] Total Offshore Angola [Member] USD ($)	Nov. 15, 2012 Subsequent Event [Member] Total Offshore Angola [Member] Option	Jan. 16, 2013 Subsequent Event [Member] West Leo [Member] USD ($)	Jan. 31, 2013 Subsequent Event [Member] Dalian Shipbuilding Industry Offshore Inc [Member] USD ($)	Feb. 11, 2013 Subsequent Event [Member] Seadrill Limited [Member]	Feb. 07, 2013 Subsequent Event [Member] Seadrill Limited [Member]	Mar. 12, 2013 Subsequent Event [Member] Seadrill Limited [Member]	Feb. 07, 2013 Subsequent Event [Member] Sevan Drilling ASA [Member]	Jan. 30, 2013 Subsequent Event [Member] Sevan Drilling ASA [Member] NOK	May 06, 2013 Subsequent Event [Member] Sevan Drilling ASA [Member] NOK	Feb. 11, 2013 Subsequent Event [Member] SapuraKencana Petroleum Berhad [Member] USD ($) Rig	Mar. 05, 2013 Subsequent Event [Member] Dalian Shipbuilding Industry Offshore Co., Ltd [Member] Rig	Feb. 11, 2013 Subsequent Event [Member] Archer Limited [Member] USD ($)	Mar. 12, 2013 Subsequent Event [Member] AOD [Member] USD ($)	Mar. 12, 2013 Subsequent Event [Member] Mermaid Maritime Plc [Member]	Nov. 15, 2012 Subsequent Event [Member] Ultra Deepwater Semi Submersible Drilling Rig [Member] Songa Eclipse Ltd [Member] USD ($)	Jan. 16, 2013 Subsequent Event [Member] Ultra Deepwater Semi Submersible Drilling Rig [Member] Tullow plc [Member]	Jan. 31, 2013 Subsequent Event [Member] Jack-up Drilling Rigs [Member] Dalian Shipbuilding Industry Offshore Inc [Member] Rig	Feb. 07, 2013 Subsequent Event [Member] Jack-up Drilling Rigs [Member] Seadrill Limited [Member] USD ($)	Mar. 05, 2013 Subsequent Event [Member] Senior Unsecured Bond [Member] USD ($)	Mar. 05, 2013 Subsequent Event [Member] Senior Unsecured Bond [Member] NOK
Subsequent Event [Line Items]
Cash consideration																					$ 590
Cash consideration, Free of charter																					698
Unfavorable contract revenue																					108
Number of one year option to extend the contract							3
Prepayment before the acquisition						59
Contractual option to extend the contract																						2 years
Estimated potential contract revenue for extension								450
Percentage of utilization for contract revenue for extension (in hundredths)								97.00%
Total estimated of project price								1,130	230
Forward Contract, Number of shares sold (in shares)											177,828,500			96,000,000
Price per share (in NOK per share)														3.95
Strike price (in NOK per share)														3.9851	3.9815
Outstanding shares exposed through forward agreements (in hundredths)											29.90%			28.52%
Issued share capital (in shares)														336,625,000
Proceeds from disposal of business unit																								73
Number of rigs																3	2						2
Acquisition price for an enterprise value																2,900
Estimated enterprise value																780
Compensation for cash flow at closing netted off for lost interest income																75
Face Amount																									316	1,800
Subsequent Amount			1,450
Variable rate basis on debt issuance			LIBOR plus a margin
Interest rate added to LIBOR (in hundredths)				2.70%	3.00%
Maturity date																									Dec. 31, 2018	Dec. 31, 2018
Private Placement [Abstract]
Short term unsecured loan converted to shares																		55
Price per share (in US dollars per share)																		$ 1.20
Compensation for underwriting parts of the private placement (in shares)																		2,811,793
Owner of shares (in shares)										231,053,239
Ownership percentage in subsidiary (in hundredths)												6618.00%						39.90%		3376.00%
Private placement (in shares)	6,000												81,828,500					82,003,000
Private placement		$ 608																	$ 100